NONCONTROLLING INTEREST (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Jul. 31, 2017
Noncontrolling interest
Balance at the beginning of the period	$ 19,968	$ 22,576	$ 9,218
Addition of non-controlling interest in connection with acquisition			16,767
Purchase of non-controlling interest	(630)	906	(1,664)
Addition of non-controlling interest in connection with capital injection			457
Addition of non-controlling interest in connection with new establishments		130	733
Dividend distribution to non-controlling interest holder		(983)	(614)
Share of profit (loss)	633	(1,293)	(1,837)
Other comprehensive income	1,938	(1,368)	(484)
Balance at the end of the period	24,118	19,968	22,576
Shanghai Jianwei Management
Noncontrolling interest
Balance at the end of the period	1,444
iKang Zhejiang BVI
Noncontrolling interest
Balance at the beginning of the period	584	418	260
Share of profit (loss)	(4)	176	158
Other comprehensive income		(10)
Balance at the end of the period	580	584	418
WA Health Care
Noncontrolling interest
Balance at the beginning of the period	3,428	4,678	5,330
Share of profit (loss)	(516)	(957)	(453)
Other comprehensive income	255	(293)	(199)
Balance at the end of the period	3,167	3,428	4,678
iKang Shanghai Gubei
Noncontrolling interest
Balance at the beginning of the period			1,034
Purchase of non-controlling interest			(486)
Dividend distribution to non-controlling interest holder			(557)
Share of profit (loss)			9
Fujian iKang
Noncontrolling interest
Balance at the beginning of the period	669	650	617
Purchase of non-controlling interest	(630)
Share of profit (loss)	(59)	62	61
Other comprehensive income	20	(43)	(28)
Balance at the end of the period		669	650
Shenzhen Hospital Management
Noncontrolling interest
Balance at the beginning of the period		(828)	(52)
Purchase of non-controlling interest		906
Share of profit (loss)		(69)	(789)
Other comprehensive income		(9)	13
Balance at the end of the period			(828)
Jianwei Healthcare Management
Noncontrolling interest
Balance at the beginning of the period	(261)	(94)	68
Addition of non-controlling interest in connection with acquisition	1,444
Share of profit (loss)	43	(177)	(162)
Other comprehensive income	69	10
Balance at the end of the period	1,295	(261)	(94)
Beijing Jiandatong
Noncontrolling interest
Balance at the beginning of the period	33	64	94
Share of profit (loss)	(49)	(28)	(27)
Other comprehensive income	(1)	(3)	(3)
Balance at the end of the period	(17)	33	64
MediFast
Noncontrolling interest
Balance at the beginning of the period	1,186	1,753	1,553
Dividend distribution to non-controlling interest holder		(983)	(57)
Share of profit (loss)	354	419	257
Other comprehensive income	(13)	(3)
Balance at the end of the period	1,527	1,186	1,753
iKang Changzhou
Noncontrolling interest
Balance at the beginning of the period	555	350	314
Share of profit (loss)	165	236	52
Other comprehensive income	70	(31)	(16)
Balance at the end of the period	790	555	350
Beijing Tianzhikangjian
Noncontrolling interest
Balance at the beginning of the period	2,866	3,166
Addition of non-controlling interest in connection with acquisition			5,050
Purchase of non-controlling interest			(1,178)
Share of profit (loss)	654	(97)	(495)
Other comprehensive income	328	(203)	(211)
Balance at the end of the period	3,848	2,866	3,166
iKang Yinchuan Ciming
Noncontrolling interest
Balance at the beginning of the period	1,821	1,785
Addition of non-controlling interest in connection with acquisition			1,613
Share of profit (loss)	543	154	241
Other comprehensive income	208	(118)	(69)
Balance at the end of the period	1,967	1,821	1,785
Shandong Ciming Clinics
Noncontrolling interest
Balance at the beginning of the period	1,511	1,926
Addition of non-controlling interest in connection with acquisition			2,416
Share of profit (loss)	(543)	(295)	(399)
Other comprehensive income	131	(120)	(91)
Balance at the end of the period	1,099	1,511	1,926
Xi'an iKang
Noncontrolling interest
Balance at the beginning of the period	3,216	3,520
Addition of non-controlling interest in connection with acquisition			3,242
Addition of non-controlling interest in connection with capital injection			457
Share of profit (loss)	55	(85)	(199)
Other comprehensive income	312	(219)	20
Balance at the end of the period	3,583	3,216	3,520
China Physician Alliance
Noncontrolling interest
Balance at the beginning of the period	421	519
Addition of non-controlling interest in connection with new establishments			551
Share of profit (loss)	(43)	(67)	(39)
Other comprehensive income	39	(31)	7
Balance at the end of the period	417	421	519
Guizhou Winstar Medical Center
Noncontrolling interest
Balance at the beginning of the period	3,886	4,540
Addition of non-controlling interest in connection with acquisition			4,446
Share of profit (loss)	389	(366)	4
Other comprehensive income	451	(288)	90
Balance at the end of the period	4,726	3,886	4,540
Wuhu iKang
Noncontrolling interest
Balance at the beginning of the period	66	129
Addition of non-controlling interest in connection with new establishments			182
Share of profit (loss)	23	(56)	(56)
Other comprehensive income	15	(7)	3
Balance at the end of the period	104	66	129
Wuxi iKang
Noncontrolling interest
Balance at the beginning of the period	(13)
Addition of non-controlling interest in connection with new establishments		130
Share of profit (loss)	(169)	(143)
Other comprehensive income	(6)
Balance at the end of the period	(188)	$ (13)
Zhenjiang iKang
Noncontrolling interest
Capital contribution from non-controlling interest	909
Share of profit (loss)	(263)
Other comprehensive income	38
Balance at the end of the period	684
IMHealthcare and its subsidiaries
Noncontrolling interest
Addition of non-controlling interest in connection with acquisition	1,444
IMHealthcare and its subsidiaries | Shanghai Jianwei Management
Noncontrolling interest
Equity interest acquired (as a percent)				100.00%
Percentage of equity interest exchanged for acquisition				35.06%
Ningbo iKang
Noncontrolling interest
Capital contribution from non-controlling interest	461
Share of profit (loss)	53
Other comprehensive income	22
Balance at the end of the period	536
Prepayment capital contribution from non-controlling interest			$ 461
iKang Yinchuan Ciming & Yinchuan Clinic
Noncontrolling interest
Dividend distribution to non-controlling interest holder	$ (605)